                              SEPARATE ACCOUNT VA-P
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

        SUPPLEMENTDATED NOVEMBER 16, 2001 TO PROSPECTUS DATED MAY 1, 2001
                 (SUPPLANTING SUPPLEMENT DATED NOVEMBER 9, 2001)

                                       ***

The Company is offering a new optional Enhanced Earnings Rider, as described below. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under the SUMMARY OF FEES AND EXPENSES in the Prospectus, the information in the table under the section OPTIONAL RIDER CHARGES is amended to read in entirety as follows:

OPTIONAL RIDER CHARGES

   Under the following riders, 1/12th of the annual charge is deducted pro rata on a monthly basis at the end of each Contract month and, if applicable, at termination of the rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:

     1. Optional Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period:           0.25%
     2. Optional Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting period:       0.15%
     3. Optional Enhanced Death Benefit Rider:                                                     0.25%
     4. Enhanced Earnings Rider                                                                    0.20%

The following cumulative expense information is added to Examples 3(a) and 3
(b):

(4) If, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually) and the Enhanced Earnings Rider (charge of 0.20% annually):

                                                                  1          3         5        10
                                                                 YEAR      YEARS     YEARS     YEARS
                                                              -----------------------------------------
Pioneer America Income VCT Portfolio........................     $27        $84      $143      $303
Pioneer Balanced VCT Portfolio..............................     $27        $83      $142      $301
Pioneer Emerging Markets VCT Portfolio......................     $37       $112      $189      $391
Pioneer Equity-Income VCT Portfolio.........................     $26        $80      $136      $290
Pioneer Europe VCT Portfolio................................     $34       $103      $174      $363
Pioneer Europe Select VCT Portfolio.........................     $34       $103      $175      $365
Pioneer Fund VCT Portfolio..................................     $26        $79      $135      $288
Pioneer Global Financials VCT Portfolio.....................     $31        $96      $163      $342
Pioneer Global Health Care VCT Portfolio....................     $31        $96      $163      $342
Pioneer Global Telecoms VCT Portfolio.......................     $31        $96      $163      $342
Pioneer Growth Shares VCT Portfolio.........................     $26        $80      $137      $292
Pioneer High Yield VCT Portfolio............................     $31        $96      $163      $342
Pioneer International Value VCT Portfolio...................     $31        $96      $163      $342
Pioneer Mid-Cap Value VCT Portfolio.........................     $27        $82      $139      $296
Pioneer Money Market VCT Portfolio..........................     $27        $81      $139      $295
Pioneer Real Estate Growth VCT Portfolio....................     $30        $92      $156      $328
Pioneer Science & Technology VCT Portfolio..................     $31        $96      $163      $342
Pioneer Small Cap Value VCT Portfolio.......................     $31        $96      $163      $342
Pioneer Small Company VCT Portfolio.........................     $31        $96      $163      $342
Pioneer Strategic Income VCT Portfolio. ....................     $32        $97      $165      $346
Pioneer Swiss Franc Bond VCT Portfolio. ....................     $28        $86      $147      $310
AIM V.I. Aggressive Growth Fund.............................     $32        $96      $163      $343
AIM V.I. Capital Appreciation Fund..........................     $27        $83      $142      $301
Alliance Premier Growth Portfolio (Class B) ................     $32        $97      $165      $346
Alliance Technology Portfolio (Class B) ....................     $32        $98      $166      $347
DGPF Growth Opportunities Series (Service Class) ...........     $29        $88      $150      $317
DGPF Select Growth Series (Service Class) ..................     $29        $88      $150      $317
FT VIP Franklin Small Cap Fund (Class 2) ...................     $30        $90      $154      $324
FT VIP Templeton Asset Strategy Fund (Class 2)..............     $30        $91      $154      $325
FT VIP Templeton International Smaller Companies Fund.......     $33        $99      $168      $352
Van Kampen LIT Emerging Growth Portfolio....................     $26        $81      $138      $294

                        OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider ("EER") is available at issue in most jurisdictions for a separate monthly charge. The EER provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a non-natural person) dies prior to the Annuity Date. The EER is available at issue up to age 75 of the oldest Owner.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1. The death must occur prior to the Annuity Date.

2. The difference between  (a) and (b) must be greater than zero, where:

   (a) is the Accumulated Value, and

   (b) is gross payments not previously withdrawn.

   If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 65 - If a benefit is payable under the EER, it will be equal to the LESSER of:

1. 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

2. 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 66 TO 70 - If a benefit is payable under the EER, it will be equal to the LESSER of:

1. 40% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

2. 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71 TO 75 - If a benefit is payable under the EER, it will be equal to the LESSER of:

1. 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

2. 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

CHARGE FOR THE EER

The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.20% of the Accumulated Value on that date.

EXAMPLES

EXAMPLE 1
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

1. 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x 100,000) = $40,000; or

2. 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000

The EER benefit is equal to $20,000 under (2), which is the lesser of $40,000 (40% x 100,000) and $20,000 (40% x (150,000 - 100,000)).

EXAMPLE 2
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

1. 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $100,000) = $40,000; or

2. 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000

The EER benefit is equal to $40,000 under (1), which is the lesser of $40,000 (40% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).

EXAMPLE 3
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

1. 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $100,000) = $40,000; or

2. 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (2), which is the lesser of $40,000 (40% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).

EXAMPLE 4
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

1. 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $85,000) = $34,000; or

2. 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $34,000 (40% x $85,000) and $0 (40% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Pioneer Money Market VCT Portfolio and the EER will terminate.

THE EER RIDER MAY NOT BE AVAILABLE IN ALL STATES. WE MAY DISCONTINUE THE OFFERING OF THE EER RIDER AT ANY TIME.

                                      * * *
SUPPLEMENT DATED NOVEMBER 16, 2001

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